Profit on disposal of intangible assets (Tables)	12 Months Ended
Jun. 30, 2019
Profit on disposal of intangible assets
Schedule of profit on disposal of intangible assets

	2019	2018	2017
	£’000	£’000	£’000
Profit on disposal of registrations	24,720	14,709	9,876
Player loan income	1,079	3,410	1,050
	25,799	18,119	10,926